Transactions with Related Parties - Schedule of Key Management Personnel Compensation (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 2,783,668	$ 2,881,215	$ 2,368,143
Post-employment benefits	332,037	112,095	99,217
Share-based payments recognized	1,926,199	2,048,669	138,794
Key management personnel compensation	$ 5,041,904	$ 5,041,979	$ 2,606,154